Federated Hermes Kaufmann Small Cap Fund Investment Strategy - Federated Hermes Kaufmann Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in the common stocks of small companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market. Small companies will be defined as companies with market capitalizations that are between the lowest and highest market capitalizations, as measured on a rolling basis over the most recent 36-month period, in either the Russell 2000 Index (which had a rolling 36-month market capitalization range of $1.2 million to $56.5 billion as of October 31, 2025), the S&P Small Cap 600 Index (which had a rolling 36-month market capitalization range of $62.1 million to $29.1 billion as of October 31, 2025), or the MSCI USA Small Cap Index (which had a rolling 36-month market capitalization range of $8.5 million to $40.3 billion as of October 31, 2025). The Fund will normally invest at least 80% of its net assets (which include the amount of any borrowings for investment purposes) in investments in small companies and will notify shareholders at least 60 days in advance of any change in this investment policy. Such definition will be applied at the time of investment and the Fund will not be required to sell a stock because a company has grown outside the market capitalization range of small capitalization stocks. Up to 30% of the Fund’s net assets may be invested in foreign securities. When investing in foreign securities, the Fund’s Adviser may emphasize investment in a particular country or group of countries which may subject the Fund to the risks of investing in such country or group of countries to a greater extent than if the Fund’s foreign security exposure was diversified over a greater number of countries. The Adviser’s process for selecting investments is bottom-up and growth-oriented. The Fund may loan up to 30% of its total assets in the form of its portfolio securities to unaffiliated broker/dealers, banks or other recognized institutional borrowers to generate additional income. The Fund receives cash, U.S. Treasury obligations and/or other liquid securities as collateral. The Fund also may invest up to 15% of its net assets in illiquid securities. The Fund may invest in fixed-income securities, American Depositary Receipts and use derivative contracts (such as, for example, futures, options and swaps contracts) and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instruments in an attempt to benefit from changes in the value of the underlying investment(s), to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurances the Fund’s use of derivative contracts and/or hybrid instruments will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy and are calculated at market value.